Revenue Recognition (Details) - Schedule of revenues under each performance - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of revenues under each performance [Abstract]
Hosted services	$ 9,698	$ 5,631
Professional services	5,114	2,139
Traffic monetization	1,038	1,036
Total	$ 15,850	$ 8,806